Intangible Assets	12 Months Ended
Dec. 31, 2015
Intangible Assets
Intangible Assets

NOTE 8 – Intangible Assets

The Company’s intangible assets consist of Patents, Patent Pending Applications and Customer Contacts.

Provisional patent applications are not amortized until a patent has been granted.  Once a patent is granted, the Company will amortize the related costs over the estimated useful life of the patent.  If a patent application is denied, then the costs will be expensed at that time.

The customer contacts were acquired in a business acquisition on December 31, 2011 and were to be amortized over their estimated useful life of three years.

The following is a summary of definite-life intangible assets less accumulated amortization as of December 31, 2015 and 2014, respectively:

	Year Ended December 31,
	2015	2014
Provisional Patent Applications	$137,927	$63,823
Patents	39,252	39,252
Customer Contacts	262,009	262,009
Less: Accumulated Amortization	(271,544)	(269,237)
Net Intangible Assets	$167,644	$95,847

Amortization expense on intangible assets was $2,308 and $2,309 for the years ended December 31, 2015 and 2014.

The estimated aggregate amortization expense for each of the succeeding years ending December 31 is as follows:

2016	$2,309
2017	2,309
2018	2,309
2019	2,309
2020	2,309
Thereafter	18,172

$29,717